Lease Commitments (Schedule Of Future Minimum Lease Commitments Under Non-Cancelable Lease Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leases [Line Items]
2012	$ 8,682
2013	6,923
2014	6,954
2015	6,768
2016	6,734
Thereafter	18,739
Total minimum lease payments	$ 54,800